Non-financial Assets and Liabilities	6 Months Ended
Dec. 31, 2019
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Non-financial Assets and Liabilities

6. Non-financial assets and liabilities

b.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2019
Opening net book amount	134,453	1,770	427,779	20,604	584,606
Additions	—	100	—	—	100
Exchange differences	—	(4)	—	1	(3)
Amortization charge	—	(122)	—	(1,455)	(1,577)
Closing net book amount	134,453	1,744	427,779	19,150	583,126

As of June 30, 2019
Cost	134,453	2,822	489,698	23,999	650,972
Accumulated amortization	—	(1,078)	—	(4,849)	(5,927)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,744	427,779	19,150	583,126

Six Months Ended December 31, 2019
Opening net book amount	134,453	1,744	427,779	19,150	583,126
Exchange differences	—	—	—	—	—
Amortization charge	—	(62)	—	(726)	(788)
Closing net book amount	134,453	1,682	427,779	18,424	582,338

As of December 31, 2019
Cost	134,453	2,822	489,698	23,999	650,972
Accumulated amortization	—	(1,140)	—	(5,575)	(6,715)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,682	427,779	18,424	582,338

c.	Deferred tax balances

(i) Deferred tax balances

(in U.S. dollars, in thousands)	As of December 31, 2019	As of June 30, 2019
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	67,935	61,742
Other temporary differences	4,918	3,687
Total deferred tax assets	72,853	65,429

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	79,775	76,553
Total deferred tax liabilities	79,775	76,553
Net deferred tax liabilities	6,922	11,124

Deferred tax assets expected to be settled within 12 months	—	—
Deferred tax assets expected to be settled after 12 months	72,853	65,429

Deferred tax liabilities expected to be settled within 12 months	99	99
Deferred tax liabilities expected to be settled after 12 months	79,676	76,454

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2018	(55,904)	(669)	76,652	20,079
Charged/(credited) to:
- profit or loss	(5,838)	(3,018)	(99)	(8,955)
As of June 30, 2019	(61,742)	(3,687)	76,553	11,124
Charged/(credited) to:
- profit or loss	(6,193)	(1,231)	3,222	(4,202)
As of December 31, 2019	(67,935)	(4,918)	79,775	6,922

(1)	Deferred tax assets are netted against deferred tax liabilities
a.	Deferred consideration

(in U.S. dollars, in thousands)	As of December 31, 2019	As of June 30, 2019
Opening balance(1)	10,000	—
Milestone consideration recognized during the period(2)	2,500	20,000
Amount recognized as revenue in the period	—	(10,000)
Balance as of the end of the period	12,500	10,000

(1)

The $10.0 million opening balance in deferred consideration represents the portion of the up-front technology access fee receivable from Tasly that has not been recognized as revenue. In accordance with the Group’s accounting policy, revenue related to the licensing of intellectual property is only recognized to the extent that control has been transferred to the customer. The deferred consideration amount will be recognized in revenue when and if control transfers to Tasly based on the Group’s decision regarding the exercise of the Group’s rights in the terms and conditions of the agreement.

(2)	The $2.5 million milestone payment received in December 2019 from Grünenthal was considered constrained and resulted in deferred consideration as of December 31, 2019.